Significant accounting policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Software and databases | Minimum
Disclosure of detailed information about intangible assets
Useful lives	3 years
Software and databases | Maximum
Disclosure of detailed information about intangible assets
Useful lives	5 years
Brands, licenses, patents and know-how | Minimum
Disclosure of detailed information about intangible assets
Useful lives	5 years
Brands, licenses, patents and know-how | Maximum
Disclosure of detailed information about intangible assets
Useful lives	20 years